Carrying Amounts and Fair Value of Financial Instruments (Fair value measurements, recurring basis) (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	$ 550,148,000	$ 682,849,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	0	0
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	550,148,000	682,849,000
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	0	0
Student Loan Pools | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	0	0
Student Loan Pools | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	59,158,000	72,012,000
Student Loan Pools | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	0	0
SBA Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	0	0
SBA Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	99,630,000	139,793,000
SBA Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	0	0
Nontaxable Municipal Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	0	0
Nontaxable Municipal Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	21,310,000	49,985,000
Nontaxable Municipal Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	0	0
Taxable Municipal Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	0	0
Taxable Municipal Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	50,770,000	65,969,000
Taxable Municipal Bonds [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	0	0
Collateralized Mortgage Backed Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	0	0
Collateralized Mortgage Backed Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	319,280,000	355,090,000
Collateralized Mortgage Backed Securities [Member] | Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Debt Securities, Available-for-Sale	$ 0	$ 0